Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Business Segment Information
Schedule of segment operating

Segment Operating Results

	Year ended December 31, 2019
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Revenue from external customers	$5,496	$100,184	$7,565	$22	$113,267
Intersegment sale	—	6	3,455	948	4,409
Interest expense	—	323	601	26	950
Income (loss) before income taxes	4,419	(15,840)	4,800	(10,163)	(16,784)

	Year ended December 31, 2018 (Restated)
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Revenue from external customers	$1,732	$131,614	$6,405	$—	$139,751
Intersegment sale	—	25	3,546	2,760	6,331
Interest expense	—	1,770	12	—	1,782
Income (loss) before income taxes	185,780	(25,469)	1,199	6,319	167,829

	Year ended December 31, 2017 (Restated)
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Revenue from external customers	$8,868	$259,682	$5,484	$1	$274,035
Intersegment sale	—	361	5,244	1,843	7,448
Interest expense	—	4,098	833	—	4,931
Income (loss) before income taxes	7,435	(39,936)	2,647	(8,553)	(38,407)

	As at December 31, 2019
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Segment assets	$222,385	$162,772	$117,790	$402	$503,349

	As at December 31, 2018 (Restated)
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Segment assets	$224,043	$195,642	$86,369	$859	$506,913

	As at December 31, 2019
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Segment liabilities	$53,489	$37,482	$45,808	$4,556	$141,335

	As at December 31, 2018 (Restated)
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Segment liabilities	$55,369	$48,784	$7,168	$1,186	$112,507

Schedule of cash flow by operating segments

	Year ended December 31, 2019
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Cash (used in) provided by operating activities	$(98)	$1,678	$(2,685)	$(8,702)	$(9,807)
Cash used in investing activities	—	(7,262)	(1,174)	(1,766)	(10,202)
Cash (used in) provided by financing activities	—	(532)	35,133	191	34,792
Exchange rate effect on cash and cash equivalents	—	(2,710)	(1,771)	212	(4,269)
Change in cash and cash equivalents	$(98)	$(8,826)	$29,503	$(10,065)	$10,514

	Year ended December 31, 2018
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Cash provided by (used in) operating activities	$300	$(3,345)	$3,844	$(7,990)	$(7,191)
Cash provided by (used in) investing activities	—	46	(286)	(1,041)	(1,281)
Cash (used in) provided by financing activities	—	(858)	1	—	(857)
Exchange rate effect on cash and cash equivalents	—	1,672	577	(30)	2,219
Change in cash and cash equivalents	$300	$(2,485)	$4,136	$(9,061)	$(7,110)

	Year ended December 31, 2017
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Cash provided by (used in) operating activities	$5,611	$(26,936)	$1,749	$16,379	$(3,197)
Cash provided by (used in) investing activities	—	5,375	(440)	(8,429)	(3,494)
Cash used in financing activities	—	(42,677)	—	(43)	(42,720)
Exchange rate effect on cash and cash equivalents	—	(11,140)	738	14,007	3,605
Change in cash and cash equivalents	$5,611	$(75,378)	$2,047	$21,914	$(45,806)

Schedule of geographic information

Years ended December 31:	2019	2018	2017
Canada	$13,730	$13,035	$19,595
Africa	4,114	4,254	4,283
Americas	5,880	1,786	22,446
Asia	1,909	1,549	14,894
Europe	87,634	119,127	212,817
	$113,267	$139,751	$274,035

As at December 31:	2019	2018
Africa	$29,930	$33,258
Canada	293,974	297,537
Asia	24	20
Europe	52,800	52,914
	$376,728	$383,729